Summary of significant material accounting policies and basis of preparation - Additional Information (Details)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies and basis of preparation
Vesting period	4 years
Contractual life	10 years
Minimum
Summary of significant accounting policies and basis of preparation
Lease term	3 years
Maximum
Summary of significant accounting policies and basis of preparation
Lease term	10 years